Condensed Consolidated Statement of Changes in Equity (Deficit) - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Shares to be Issued [Member]	Noncontrolling Interest [Member]	Total
Balance at Aug. 31, 2022		$ 25,464	$ 89,202,262	$ (7,465,373)	$ 65,880	$ 75,000	$ (58,754)	$ 81,844,479
Balance, shares at Aug. 31, 2022	[1]	25,463,349
Issuance of common stock for Cash		$ 114	1,143,614			991,052		$ 2,134,780
Issuance of common stock for Cash, shares	[1]	114,385
Issuance of common stock for service, shares								500
Foreign currency translation adjustment					(82,916)		5,535	$ (77,381)
Net loss				(6,057,893)			(259,480)	(6,317,373)
Capital contribution			101,998				164,519	266,517
Balance at Aug. 31, 2023		$ 25,578	90,447,874	(13,523,266)	(17,036)	1,066,052	(148,180)	77,851,022
Balance, shares at Aug. 31, 2023	[1],[2]	25,577,734
Issuance of common stock for Cash		$ 94	934,504			(934,598)
Issuance of common stock for Cash, shares	[2]	93,455
Issuance of common stock for service		$ 14	131,440			(131,454)
Issuance of common stock for service, shares	[2]	14,402
Foreign currency translation adjustment					(85,208)		(2,793)	(88,001)
Net loss				(1,444,323)			(79,998)	(1,524,321)
Balance at Nov. 30, 2023		$ 25,686	91,513,818	(14,967,589)	(102,244)		(230,971)	76,238,700
Balance, shares at Nov. 30, 2023	[2]	25,685,591
Balance at Aug. 31, 2023		$ 25,578	90,447,874	(13,523,266)	(17,036)	1,066,052	(148,180)	77,851,022
Balance, shares at Aug. 31, 2023	[1],[2]	25,577,734
Net loss								(3,929,520)
Balance at May. 31, 2024		$ 25,686	91,579,416	(17,227,187)	(190,036)		(371,577)	73,816,302
Balance, shares at May. 31, 2024	[2]	25,685,591
Balance at Aug. 31, 2023		$ 25,578	90,447,874	(13,523,266)	(17,036)	1,066,052	(148,180)	77,851,022
Balance, shares at Aug. 31, 2023	[1],[2]	25,577,734
Issuance of common stock for Cash		$ 94	934,504			(934,598)
Issuance of common stock for Cash, shares	[1]	93,455
Issuance of common stock for service		$ 14	131,440			(131,454)
Issuance of common stock for service, shares	[1]	14,402
Foreign currency translation adjustment					(31,791)		(22,573)	(54,364)
Net loss				(25,878,591)			(436,805)	(26,315,396)
Balance at Aug. 31, 2024		$ 25,686	91,513,818	(39,401,857)	(48,827)		(607,558)	51,481,262
Balance, shares at Aug. 31, 2024	[1],[2]	25,685,591
Balance at Nov. 30, 2023		$ 25,686	91,513,818	(14,967,589)	(102,244)		(230,971)	76,238,700
Balance, shares at Nov. 30, 2023	[2]	25,685,591
Foreign currency translation adjustment					6,293		(2,373)	3,920
Net loss				(1,366,904)			(63,854)	(1,430,758)
Balance at Feb. 29, 2024		$ 25,686	91,513,818	(16,334,493)	(95,951)		(297,198)	74,811,862
Balance, shares at Feb. 29, 2024	[2]	25,685,591
Foreign currency translation adjustment					(94,085)		7,368	(86,717)
Net loss				(892,694)			(81,747)	(974,441)
Capital contribution			65,598					65,598
Balance at May. 31, 2024		$ 25,686	91,579,416	(17,227,187)	(190,036)		(371,577)	73,816,302
Balance, shares at May. 31, 2024	[2]	25,685,591
Balance at Aug. 31, 2024		$ 25,686	91,513,818	(39,401,857)	(48,827)		(607,558)	51,481,262
Balance, shares at Aug. 31, 2024	[1],[2]	25,685,591
Foreign currency translation adjustment					7,837		10,933	18,770
Net loss				(4,555,401)			(85,503)	(4,640,904)
Issuance of common stock for consulting service		$ 1,495	5,978,245					5,979,740
Issuance of common stock for consulting service, shares	[2]	1,494,935
Fraction shares issued due to reverse stock split
Fraction shares issued due to reverse stock split, shares	[2]	105
Balance at Nov. 30, 2024		$ 27,181	97,492,063	(43,957,258)	(40,990)		(682,128)	52,838,868
Balance, shares at Nov. 30, 2024	[2]	27,180,631
Balance at Aug. 31, 2024		$ 25,686	91,513,818	(39,401,857)	(48,827)		(607,558)	51,481,262
Balance, shares at Aug. 31, 2024	[1],[2]	25,685,591
Net loss								(7,100,730)
Balance at May. 31, 2025		$ 27,181	97,492,063	(46,280,904)	(129,114)		(838,514)	50,270,712
Balance, shares at May. 31, 2025	[2]	27,180,631
Balance at Nov. 30, 2024		$ 27,181	97,492,063	(43,957,258)	(40,990)		(682,128)	52,838,868
Balance, shares at Nov. 30, 2024	[2]	27,180,631
Foreign currency translation adjustment					(5,834)		1,302	(4,532)
Net loss				(1,205,822)			(67,166)	(1,272,988)
Balance at Feb. 28, 2025		$ 27,181	97,492,063	(45,163,080)	(46,824)		(747,992)	51,561,348
Balance, shares at Feb. 28, 2025	[2]	27,180,631
Foreign currency translation adjustment					(82,290)		(21,508)	(103,798)
Net loss				(1,117,824)			(69,014)	(1,186,838)
Balance at May. 31, 2025		$ 27,181	$ 97,492,063	$ (46,280,904)	$ (129,114)		$ (838,514)	$ 50,270,712
Balance, shares at May. 31, 2025	[2]	27,180,631

[1]	Retroactively presented to reflect 1-for-4 reverse stock split effective on September 11, 2024.
[2]	Retroactively restated to reflect 1-for-4 share consolidation effective on September 11, 2024